Lease (Details Narrative) (USD $)	12 Months Ended		33 Months Ended	93 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Oct. 01, 2013	Dec. 31, 2013
Lease payment amount			$ 614,934
Gain loss on debt extingshment waiver fee			786,945	786,945
Future minimum lease payments under non-cancelable operating leases	30,632			30,632
Total lease settlement amount payable		251,184
Hawaii Research Center [Member]
Operating lease rent expense	63,393	71,760		2,070,801
Manoa Innovation Center [Member]
Operating lease rent expense	$ 27,241	$ 23,026		$ 91,199
Preferred Series B [Member]
Preferred stock held secrity	750,000			750,000